CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Additional paid-in capital	Statutory reserve	Retained earnings Cumulative adjustment	Retained earnings	Accumulated other comprehensive income /(loss)	Total TAL Education Group shareholders' equity Cumulative adjustment	Total TAL Education Group shareholders' equity	Noncontrolling Interest Cumulative adjustment	Noncontrolling Interest	Common Class A	Common Class B	Class A common shares Issuable	Cumulative adjustment	Total
Balance at Feb. 28, 2018	$ 884,717	$ 38,315		$ 565,202	$ 132,325		$ 1,620,748		$ 19,716	$ 118	$ 71			$ 1,640,464
Balance (in shares) at Feb. 28, 2018										118,401,821	70,556,000
Net income / (loss)				367,236			367,236		(2,722)					364,514
Provision for statutory reserve		20,375		(20,375)
Issuance of common shares in connection with vesting of non-vested shares	(2)									$ 2
Issuance of common shares in connection with vesting of non-vested shares (in shares)										2,073,711
Share-based compensation	76,720						76,720							76,720
Exercise of share options	3,296						3,297			$ 1				3,297
Exercise of share options (in shares)										232,024
Foreign currency translation adjustment					(34,864)		(34,864)		(959)					(35,823)
Net unrealized gains on available-for-sale investments, net					15,837		15,837							15,837
Conversion of convertible bond to Class A common shares	5,799						5,800			$ 1				5,800
Conversion of convertible bond to Class A common shares (in shares)										443,091
Exercise of capped call option	13,270						13,270							13,270
Business acquisitions (Note 3)	1,726						3,703		29,658			$ 1,977		33,361
Stock consideration (in shares)										20,502
Transfer to statements of operations of gains recognized for available-for-sale investments, net of tax effect of nil					(96,251)		(96,251)							(96,251)
Capital injection from noncontrolling interests shareholders									15					15
Class A Common shares issued under private placements (Note 18)	499,995						500,000			$ 5				500,000
Class A Common shares issued under private placements (Note 18) (in shares)										5,329,922
Balance at Feb. 28, 2019	1,485,521	58,690	$ 8,251	920,314	17,047	$ 8,251	2,483,747	$ 1,022	46,730	$ 127	$ 71	1,977	$ 9,273	2,530,477
Balance (in shares) at Feb. 28, 2019										126,501,071	70,556,000
Conversion of Class B common shares to Class A common shares										$ 4	$ (4)
Conversion of Class B common shares to Class A common shares (in shares)										3,614,796	(3,614,796)
Net income / (loss)				(110,195)			(110,195)		(17,456)					(127,651)
Provision for statutory reserve		24,022		(24,022)
Issuance of common shares in connection with vesting of non-vested shares	(2)									$ 2
Issuance of common shares in connection with vesting of non-vested shares (in shares)										2,239,239
Share-based compensation	116,703						116,703							116,703
Exercise of share options	2,550						2,550							2,550
Exercise of share options (in shares)										114,793
Foreign currency translation adjustment					(47,082)		(47,082)		(1,865)					(48,947)
Net unrealized gains on available-for-sale investments, net					1,122		1,122							1,122
Conversion of convertible bond to Class A common shares	5,250						5,250							5,250
Conversion of convertible bond to Class A common shares (in shares)										401,074
Exercise of capped call option	66,346						66,346							66,346
Acquisition of noncontrolling interests	(672)						(672)		(1,755)					(2,427)
Business acquisitions (Note 3)	2,741						764					$ (1,977)		764
Stock consideration (in shares)										24,702
Capital injection from noncontrolling interests shareholders	(2,797)						(2,797)		2,807					10
Balance at Feb. 29, 2020	1,675,640	82,712		786,097	(28,913)		2,515,736		28,461	$ 133	$ 67			2,544,197
Balance (in shares) at Feb. 29, 2020										132,895,675	66,941,204
Conversion of Class B common shares to Class A common shares (in shares)										2,000	(2,000)
Net income / (loss)				(115,990)			(115,990)		(27,060)					(143,050)
Provision for statutory reserve		38,573		(38,573)
Issuance of common shares in connection with vesting of non-vested shares	(2)									$ 2
Issuance of common shares in connection with vesting of non-vested shares (in shares)										2,240,585
Share-based compensation	195,000						195,000							195,000
Exercise of share options	8,352						8,352							8,352
Exercise of share options (in shares)										359,178
Share repurchases	(9,852)						(9,852)							(9,852)
Share repurchases (in shares)										(61,667)
Foreign currency translation adjustment					98,065		98,065		1,264					99,329
Net unrealized gains on available-for-sale investments, net					17,169		17,169							17,169
Business acquisitions (Note 3)									(629)					(629)
Stock consideration (in shares)										0
Disposal of a subsidiary									(1,084)					(1,084)
Class A Common shares issued under private placements (Note 18)	2,499,987						2,500,000			$ 13				2,500,000
Class A Common shares issued under private placements (Note 18) (in shares)										12,559,807
Balance at Feb. 28, 2021	$ 4,369,125	$ 121,285	$ (6,651)	$ 624,883	$ 86,321	$ (6,651)	$ 5,201,829		$ 952	$ 148	$ 67		$ (6,651)	$ 5,202,781
Balance (in shares) at Feb. 28, 2021										147,995,578	66,939,204